Financial Instruments and Fair Value Disclosures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Series A Warrants [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Warrants exercised (in shares)	0	0
Nordic Trustee Bond [Member]
Financial Instruments and Fair Value Disclosures [Abstract]
Fair value of bonds	$ 155,475